RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CAD ($)	Jan. 31, 2026	Jul. 31, 2025
Statement [Line Items]
Due to related parties	$ 22,096	$ 4,459
HDSI [Member]
Statement [Line Items]
Due to related parties	15,693	3,409
Entity controlled by CFO [Member]
Statement [Line Items]
Due to related parties	1,050	1,050
Director [Member]
Statement [Line Items]
Due to related parties	575	0
UMS [Member]
Statement [Line Items]
Due to related parties	$ 4,778	$ 0